Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Assets and Liabilities Measured at Fair Value
Spectrum Technical

December 31, 2015	Total	Level 1	Level 2	Level 3

Assets
U.S. Treasury Bills	$21,747,370	$-	$21,747,370	$-
* Futures	1,246,261	1,246,261	-	-
* Forwards	1,901,957	156,179	1,745,778	-

Total Assets	$24,895,588	$1,402,440	$23,493,148	$-

Liabilities
* Futures	$1,548,907	$1,548,907	$-	$-
* Forwards	1,988,889	366,155	1,622,734	-

Total Liabilities	$3,537,796	$1,915,062	$1,622,734	$-

Net fair value	$21,357,792	$(512,622)	$21,870,414	$-

December 31, 2014	Total	Level 1	Level 2	Level 3

Assets
* Futures	$4,533,559	$4,533,559	$-	$-
* Forwards	2,011,895	274,957	1,736,938	-

Total Assets	$6,545,454	$4,808,516	$1,736,938	$-

Liabilities
* Futures	$797,767	$797,767	$-	$-
* Forwards	1,677,220	372,992	1,304,228	-

Total Liabilities	$2,474,987	$1,170,759	$1,304,228	$-

Net fair value	$4,070,467	$3,637,757	$432,710	$-

*	Included as a component of “Net unrealized gain (loss) on open contracts” in the respective Partnership’s Statements of Financial Condition.

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Summary of Assets and Liabilities Measured at Fair Value

The following tables present information about Spectrum Select’s and Spectrum Technical’s assets and liabilities measured at fair value as of December 31, 2015 and 2014:

Spectrum Select

December 31, 2015	Total	Level 1	Level 2	Level 3

Assets
U.S. Treasury Bills	$55,493,206	$-	$55,493,206	$-
* Futures	3,831,162	3,831,162	-	-
* Forwards	1,168,919	740,942	427,977	-

Total Assets	$60,493,287	$4,572,104	$55,921,183	$-

Liabilities
* Futures	$2,431,726	$2,431,726	$-	$-
* Forwards	1,125,088	954,788	170,300	-

Total Liabilities	$3,556,814	$3,386,514	$170,300	$-

Net fair value	$56,936,473	$1,185,590	$55,750,883	$-

December 31, 2014	Total	Level 1	Level 2	Level 3

Assets
* Futures	$7,228,527	$7,228,527	$-	$-
* Forwards	2,346,025	1,699,736	646,289	-

Total Assets	$9,574,552	$8,928,263	$646,289	$-

Liabilities
* Futures	$1,519,724	$1,519,724	$-	$-
* Forwards	1,592,346	1,441,911	150,435	-

Total Liabilities	$3,112,070	$2,961,635	$150,435	$-

Net fair value	$6,462,482	$5,966,628	$495,854	$-

*	Included as a component of “Net unrealized gain (loss) on open contracts” in the respective Partnership’s Statements of Financial Condition.